UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459

Templeton Global Income Fund

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   12/31

Date of reporting period:   3/31/18

Item 1. Schedule of Investments.

TEMPLETON GLOBAL INCOME FUND

Statement of Investments, March 31, 2018 (unaudited)
	Principal
	Amount*			Value

Foreign Government and Agency Securities 61.5%
Argentina 3.6%
Argentine Bonos del Tesoro,
21.20%, 9/19/18	17,908,000		ARS	$878,762
18.20%, 10/03/21.	248,720,000		ARS	12,432,773
16.00%, 10/17/23.	92,986,000		ARS	4,493,135
senior note, 15.50%, 10/17/26	321,352,000		ARS	15,723,435
Government of Argentina,
3.75%, 2/08/19	8,816,000		ARS	461,317
[a] FRN, 24.938%, (ARS Badlar + 2.00%), 4/03/22	20,588,000		ARS	1,050,877
				35,040,299
Brazil 13.4%
Letra Tesouro Nacional,
Strip, 7/01/20	70,870	[b]	BRL	18,196,925
Strip, 7/01/21	74,890	[b]	BRL	17,521,192
Nota Do Tesouro Nacional,
10.00%, 1/01/21	73,235	[b]	BRL	23,242,945
10.00%, 1/01/23	6,218	[b]	BRL	1,960,491
10.00%, 1/01/25	75,193	[b]	BRL	23,513,147
[c] Index Linked, 6.00%, 5/15/19	3,255	[b]	BRL	3,144,447
[c] Index Linked, 6.00%, 8/15/22	24,329	[b]	BRL	23,981,946
[c] Index Linked, 6.00%, 5/15/23	12,641	[b]	BRL	12,624,195
[c] Index Linked, 6.00%, 8/15/24	6,860	[b]	BRL	6,925,051
				131,110,339
Colombia 4.2%
Government of Colombia,
senior bond, 7.75%, 4/14/21	983,000,000		COP	371,076
senior bond, 4.375%, 3/21/23	149,000,000		COP	50,204
senior bond, 9.85%, 6/28/27	237,000,000		COP	107,130
Titulos de Tesoreria,
B, 7.75%, 9/18/30	44,355,700,000		COP	17,374,110
B, 7.00%, 6/30/32	3,107,000,000		COP	1,128,791
senior bond, B, 11.25%, 10/24/18	2,117,000,000		COP	788,040
senior bond, B, 11.00%, 7/24/20	1,144,000,000		COP	461,090
senior bond, B, 7.00%, 5/04/22	3,111,000,000		COP	1,174,595
senior bond, B, 10.00%, 7/24/24	12,183,000,000		COP	5,244,645
senior bond, B, 7.50%, 8/26/26	25,819,300,000		COP	9,927,833
senior bond, B, 6.00%, 4/28/28	13,320,000,000		COP	4,609,770
senior note, B, 7.00%, 9/11/19	1,258,000,000		COP	464,924
				41,702,208
Ghana 1.9%
Government of Ghana,
24.75%, 3/01/21	50,000		GHS	13,563
24.50%, 6/21/21	50,000		GHS	13,704
24.75%, 7/19/21	50,000		GHS	13,787
18.75%, 1/24/22	8,520,000		GHS	2,090,171
19.75%, 3/25/24	8,520,000		GHS	2,243,887
19.00%, 11/02/26.	25,560,000		GHS	6,738,924
senior bond, 19.75%, 3/15/32	25,560,000		GHS	7,008,540
senior note, 21.50%, 3/09/20	160,000		GHS	39,325
				18,161,901

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value

Foreign Government and Agency Securities (continued)
India 9.0%
Government of India,
senior bond, 7.80%, 5/03/20	231,200,000		INR	$3,613,487
senior bond, 8.20%, 2/15/22	282,000,000		INR	4,469,991
senior bond, 8.35%, 5/14/22	68,200,000		INR	1,086,969
senior bond, 8.08%, 8/02/22	549,000,000		INR	8,686,029
senior bond, 8.13%, 9/21/22	15,000,000		INR	237,471
senior bond, 9.15%, 11/14/24	387,000,000		INR	6,395,024
senior note, 7.28%, 6/03/19.	9,000,000		INR	139,242
senior note, 8.27%, 6/09/20.	476,000,000		INR	7,514,828
senior note, 8.12%, 12/10/20	252,600,000		INR	3,985,195
senior note, 7.80%, 4/11/21.	697,700,000		INR	10,919,651
senior note, 8.79%, 11/08/21	225,000,000		INR	3,629,371
senior note, 8.15%, 6/11/22.	540,000,000		INR	8,537,830
senior note, 6.84%, 12/19/22	111,000,000		INR	1,673,822
senior note, 7.16%, 5/20/23.	42,900,000		INR	652,285
senior note, 8.83%, 11/25/23	966,400,000		INR	15,778,968
senior note, 7.68%, 12/15/23	730,000,000		INR	11,350,398
				88,670,561
Indonesia 8.7%
Government of Indonesia,
senior bond, FR31, 11.00%, 11/15/20	145,557,000,000		IDR	11,869,795
senior bond, FR34, 12.80%, 6/15/21	64,492,000,000		IDR	5,590,637
senior bond, FR35, 12.90%, 6/15/22	42,438,000,000		IDR	3,833,756
senior bond, FR36, 11.50%, 9/15/19	32,651,000,000		IDR	2,574,838
senior bond, FR39, 11.75%, 8/15/23	2,703,000,000		IDR	243,250
senior bond, FR42, 10.25%, 7/15/27	3,595,000,000		IDR	322,218
senior bond, FR43, 10.25%, 7/15/22	4,826,000,000		IDR	402,751
senior bond, FR44, 10.00%, 9/15/24	1,618,000,000		IDR	138,996
senior bond, FR46, 9.50%, 7/15/23	11,430,000,000		IDR	947,657
senior bond, FR47, 10.00%, 2/15/28	1,052,000,000		IDR	93,144
senior bond, FR48, 9.00%, 9/15/18	4,494,000,000		IDR	333,500
senior bond, FR52, 10.50%, 8/15/30	3,390,000,000		IDR	315,911
senior bond, FR53, 8.25%, 7/15/21	144,200,000,000		IDR	11,164,310
senior bond, FR56, 8.375%, 9/15/26	292,968,000,000		IDR	23,731,141
senior bond, FR61, 7.00%, 5/15/22	13,189,000,000		IDR	987,617
senior bond, FR63, 5.625%, 5/15/23	16,137,000,000		IDR	1,159,719
senior bond, FR64, 6.125%, 5/15/28	3,157,000,000		IDR	221,151
senior bond, FR70, 8.375%, 3/15/24	149,967,000,000		IDR	11,929,590
senior bond, FR71, 9.00%, 3/15/29	45,298,000,000		IDR	3,799,239
senior bond, FR73, 8.75%, 5/15/31	41,805,000,000		IDR	3,447,052
senior note, FR66, 5.25%, 5/15/18	5,394,000,000		IDR	392,610
senior note, FR69, 7.875%, 4/15/19	20,859,000,000		IDR	1,555,143
				85,054,025
Mexico 12.4%
Government of Mexico,
senior bond, M, 8.00%, 6/11/20	1,881,620	[d]	MXN	10,529,170
senior bond, M, 6.50%, 6/10/21	6,789,460	[d]	MXN	36,642,331
senior note, M, 4.75%, 6/14/18	2,957,300	[d]	MXN	16,187,342
senior note, M, 5.00%, 12/11/19	3,370,500	[d]	MXN	17,877,782
senior note, M 10, 8.50%, 12/13/18	7,037,900	[d]	MXN	38,980,841

|2

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*			Value
Foreign Government and Agency Securities (continued)
Mexico (continued)
[e] Mexican Udibonos,
Index Linked, 4.00%, 6/13/19	139,574	[f]	MXN	$764,693
Index Linked, 2.50%, 12/10/20.	110,070	[f]	MXN	587,689
				121,569,848
Peru 3.3%
Government of Peru, senior bond, 7.84%, 8/12/20	93,349,000		PEN	32,324,409
Philippines 1.3%
Government of the Philippines,
senior note, 3.375%, 8/20/20	9,870,000		PHP	185,884
senior note, 5-72, 2.125%, 5/23/18.	82,557,000		PHP	1,580,894
senior note, 7-51, 5.00%, 8/18/18	11,330,000		PHP	218,362
senior note, 7-56, 3.875%, 11/22/19	578,780,000		PHP	11,052,992
				13,038,132
South Korea 1.9%
Korea Monetary Stabilization Bond,
senior note, 1.72%, 12/02/18	2,500,000,000		KRW	2,354,282
senior note, 2.06%, 12/02/19	17,540,000,000		KRW	16,513,598
				18,867,880
[g] Supranational 1.0%
Inter-American Development Bank, senior bond, 7.50%, 12/05/24	185,000,000		MXN	10,159,172
Ukraine 0.8%
[h,i,j] Government of Ukraine, 144A, VRI, GDP Linked Security, 5/31/40	11,154,000			7,809,194
Total Foreign Government and Agency Securities (Cost $600,362,147) .				603,507,968

Short Term Investments 34.4%
Foreign Government and Agency Securities 3.8%
Argentina 0.6%
Letras del Banco Central de la Republica Argentina, Strip, 5/16/18 - 10/17/18	133,966,000		ARS	6,085,151
Mexico 0.6%
[k] Mexico Treasury Bill, 12/06/18	10,108,090	[l]	MXN	5,278,591
South Korea 2.6%
Korea Monetary Stabilization Bond,
senior note, 1.33%, 10/02/18	10,180,000,000		KRW	9,589,871
senior note, 1.61%, 10/08/18	17,210,000,000		KRW	16,205,032
				25,794,903
Total Foreign Government and Agency Securities (Cost $36,002,965)				37,158,645
U.S. Government and Agency Securities 7.3%
United States 7.3%
[k] U.S. Treasury Bill,
9/13/18	12,376,000			12,271,479
9/20/18	13,406,000			13,286,842
1/31/19	13,772,000			13,541,461
2/28/19	20,296,000			19,925,863

|3

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value
Short Term Investments (continued)
U.S. Government and Agency Securities (continued)
United States (continued)
U.S. Treasury Note,
1.50%, 8/31/18	6,703,000	$6,692,460
2.75%, 2/15/19	6,497,000	6,532,838
Total U.S. Government and Agency Securities (Cost $72,237,789)		72,250,943
Total Investments before Money Market Funds (Cost $708,602,901)		712,917,556

	Shares

Money Market Funds (Cost $228,872,542) 23.3%
United States 23.3%
[m,n] Institutional Fiduciary Trust Money Market Portfolio, 1.24%	228,872,542	228,872,542
Total Investments (Cost $937,475,443) 95.9%		941,790,098
Other Assets, less Liabilities 4.1%		39,876,598
Net Assets 100.0%.		$981,666,696

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aThe coupon rate shown represents the rate at period end.
bPrincipal amount is stated in 1,000 Brazilian Real Units.
cRedemption price at maturity and coupon payment are adjusted for inflation.
dPrincipal amount is stated in 100 Mexican Peso Units.
ePrincipal amount of security is adjusted for inflation.
fPrincipal amount is stated in 100 Unidad de Inversion Units.
gA supranational organization is an entity formed by two or more central governments through international treaties.
hNon-income producing.
iSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees.
jThe principal represents the notional amount. See Note 3 regarding value recovery instruments.
kThe security was issued on a discount basis with no stated coupon rate.
lPrincipal amount is stated in 10 Mexican Peso Units.
mSee Note 5 regarding investments in affiliated management investment companies.
nThe rate shown is the annualized seven-day effective yield at period end.

|4

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

At March 31, 2018, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	GSCO	Buy	1,784,250	2,203,192		4/03/18	$—	$(7,158)
Euro	GSCO	Sell	1,784,250	2,181,745		4/03/18	—	(14,289)
Japanese Yen	JPHQ	Sell	557,950,000	4,996,798		4/06/18	—	(249,482)
Australian Dollar	CITI	Sell	2,549,800	1,990,909		4/09/18	33,037	—
Euro	BOFA	Sell	4,891,000	5,934,201		4/09/18	—	(88,159)
Euro	JPHQ	Sell	893,000	1,085,299		4/09/18	—	(14,266)
Euro	SCNY	Sell	1,325,806	1,608,295		4/09/18	—	(24,189)
Euro	UBSW	Sell	13,525,000	16,409,883		4/09/18	—	(243,650)
Euro	BZWS	Sell	4,094,000	4,930,200		4/10/18	—	(111,163)
Euro	HSBK	Sell	13,422,375	16,160,271		4/10/18	—	(368,076)
Euro	JPHQ	Sell	4,312,000	5,188,112		4/10/18	—	(121,696)
South Korean Won	HSBK	Buy	13,796,869,757	12,898,712		4/10/18	89,156	—
South Korean Won	HSBK	Sell	13,796,869,757	13,011,005		4/10/18	23,137	—
Euro	JPHQ	Sell	3,156,669	3,786,835		4/11/18	—	(100,573)
Japanese Yen	BZWS	Sell	192,016,500	1,720,919		4/11/18	—	(85,138)
Japanese Yen	HSBK	Sell	555,000,000	4,968,666		4/11/18	—	(251,517)
Euro	JPHQ	Sell	3,541,777	4,395,434		4/12/18	33,458	—
Indian Rupee	JPHQ	Buy	412,387,000	5,347,471	EUR	4/12/18	—	(259,781)
Japanese Yen	CITI	Sell	146,000,000	1,344,197		4/13/18	—	(29,213)
Japanese Yen	DBAB	Sell	277,200,000	2,553,215		4/13/18	—	(54,383)
Euro	GSCO	Sell	748,727	915,042		4/16/18	—	(7,337)
Euro	SCNY	Sell	6,873,000	8,322,516		4/16/18	—	(144,536)
South Korean Won	CITI	Buy	3,253,616,000	3,042,204		4/16/18	21,101	—
South Korean Won	CITI	Sell	3,870,000,000	3,618,344		4/16/18	—	(25,291)
Euro	BOFA	Sell	851,370	1,038,842		4/17/18	—	(10,061)
Euro	JPHQ	Sell	2,765,652	3,375,865		4/17/18	—	(31,466)
Euro	GSCO	Sell	3,105,000	3,819,461		4/18/18	—	(6,227)
Euro	JPHQ	Sell	16,548,946	20,360,996		4/18/18	—	(29,049)
Euro	MSCO	Sell	4,545,000	5,621,802		4/19/18	21,483	—
Indonesian Rupiah	JPHQ	Buy	111,570,000,000	10,464,266	AUD	4/19/18	75,443	—
Euro	JPHQ	Sell	6,359,037	7,833,125		4/23/18	—	(4,674)
Euro	UBSW	Sell	1,228,000	1,512,196		4/23/18	—	(1,369)
Japanese Yen	CITI	Sell	220,552,000	2,079,992		4/23/18	3,973	—
Euro	JPHQ	Sell	2,459,575	3,030,664		4/24/18	—	(1,090)
South Korean Won	HSBK	Buy	17,512,000,000	16,365,590		4/24/18	125,470	—
South Korean Won	HSBK	Sell	17,512,000,000	16,385,497		4/24/18	—	(105,563)
Japanese Yen	MSCO	Sell	155,600,000	1,479,946		4/26/18	15,032	—
Mexican Peso	CITI	Buy	350,137,330	15,738,859	EUR	4/27/18	—	(229,274)
Mexican Peso	DBAB	Buy	129,747,300	5,830,800	EUR	4/27/18	—	(83,221)
Mexican Peso	JPHQ	Buy	39,025,000	1,666,169	EUR	4/27/18	82,973	—
Mexican Peso	MSCO	Buy	117,000,000	4,995,730	EUR	4/27/18	248,233	—
Euro	BZWS	Sell	2,175,778	2,707,321		4/30/18	24,225	—
Euro	SCNY	Sell	4,300,311	5,342,083		4/30/18	39,086	—
South Korean Won	HSBK	Buy	22,030,000,000	20,582,533		4/30/18	166,296	—
South Korean Won	HSBK	Sell	35,000,000,000	31,091,765		4/30/18	—	(1,872,784)
Euro	GSCO	Sell	3,568,500	4,477,290		5/02/18	76,091	—
Euro	JPHQ	Sell	33,330	41,786		5/02/18	679	—
Indian Rupee	HSBK	Buy	610,744,000	7,695,537	EUR	5/02/18	—	(139,318)
Euro	GSCO	Sell	1,784,250	2,207,831		5/03/18	7,070	—

|5

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Euro	BOFA	Sell	1,677,316	2,099,161		5/07/18	$29,689	$—
Australian Dollar	CITI	Sell	2,549,800	1,991,037		5/09/18	33,102	—
Japanese Yen	CITI	Sell	104,080,747	919,949		5/09/18	—	(60,794)
Euro	CITI	Sell	1,417,000	1,747,076		5/14/18	—	(2,117)
Euro	HSBK	Sell	7,662,000	9,466,056		5/14/18	7,821	—
Euro	JPHQ	Sell	3,541,777	4,405,255		5/14/18	33,165	—
Euro	JPHQ	Sell	26,790,000	33,031,266		5/14/18	—	(39,226)
Japanese Yen	CITI	Sell	111,910,666	996,369		5/14/18	—	(58,516)
Japanese Yen	JPHQ	Sell	102,242,000	911,329		5/14/18	—	(52,418)
Australian Dollar	JPHQ	Sell	7,979,000	6,090,012		5/15/18	—	(36,966)
Euro	GSCO	Sell	1,183,000	1,469,428		5/15/18	8,985	—
Japanese Yen	GSCO	Sell	203,561,000	1,812,524		5/15/18	—	(106,401)
Japanese Yen	HSBK	Sell	286,780,000	2,563,970		5/15/18	—	(139,443)
Japanese Yen	SCNY	Sell	152,158,000	1,358,808		5/15/18	—	(75,552)
Mexican Peso	CITI	Buy	424,000,000	2,412,093,600	JPY	5/15/18	411,869	—
South Korean Won	CITI	Sell	5,173,000,000	4,646,546		5/15/18	—	(227,450)
Euro	BOFA	Sell	12,531,000	15,633,926		5/16/18	162,958	—
Japanese Yen	CITI	Sell	152,157,000	1,354,180		5/16/18	—	(80,269)
Japanese Yen	JPHQ	Sell	1,900,700,000	16,929,572		5/16/18	—	(989,142)
Japanese Yen	SCNY	Sell	103,657,300	922,193		5/16/18	—	(55,028)
South Korean Won	HSBK	Sell	7,321,000,000	6,549,765		5/17/18	—	(348,422)
Japanese Yen	BOFA	Sell	705,633,500	6,333,664		5/18/18	—	(319,559)
Japanese Yen	CITI	Sell	1,131,241,500	10,147,802		5/18/18	—	(518,360)
South Korean Won	DBAB	Sell	5,870,000,000	5,284,004		5/18/18	—	(247,122)
Euro	JPHQ	Sell	6,359,037	7,988,158		5/21/18	134,307	—
Euro	SCNY	Sell	3,955,000	4,962,081		5/21/18	77,382	—
Euro	UBSW	Sell	5,829,129	7,314,566		5/21/18	115,188	—
Japanese Yen	BOFA	Sell	704,526,000	6,417,179		5/21/18	—	(226,970)
Japanese Yen	CITI	Sell	1,131,241,600	10,111,838		5/21/18	—	(556,523)
Japanese Yen	DBAB	Sell	1,279,817,000	11,779,123		5/21/18	—	(290,403)
Japanese Yen	HSBK	Sell	707,007,200	6,453,740		5/21/18	—	(213,808)
South Korean Won	CITI	Sell	6,847,000,000	6,348,927		5/21/18	—	(103,284)
Euro	JPHQ	Sell	11,085,000	13,772,337		5/22/18	80,587	—
Euro	UBSW	Sell	370,478	460,430		5/22/18	2,830	—
Indonesian Rupiah	JPHQ	Buy	34,485,000,000	3,289,926	AUD	5/22/18	—	(24,102)
Japanese Yen	BOFA	Sell	706,440,000	6,473,974		5/22/18	—	(188,683)
Japanese Yen	CITI	Sell	307,053,000	2,761,968		5/22/18	—	(133,944)
Japanese Yen	HSBK	Sell	1,286,140,000	12,073,031		5/22/18	—	(56,957)
Japanese Yen	JPHQ	Sell	1,459,049,000	13,576,995		5/22/18	—	(183,752)
South Korean Won	CITI	Buy	16,347,000,000	15,365,397		5/23/18	39,830	—
South Korean Won	CITI	Sell	16,347,000,000	15,157,865		5/23/18	—	(247,362)
Japanese Yen	SCNY	Sell	696,345,000	6,262,726		5/24/18	—	(305,623)
Japanese Yen	BOFA	Sell	860,890,000	7,883,608		5/25/18	—	(237,387)
Japanese Yen	HSBK	Sell	951,318,000	8,886,224		5/29/18	—	(90,306)
Japanese Yen	JPHQ	Sell	777,557,000	7,320,871		5/29/18	—	(16,070)
Japanese Yen	MSCO	Sell	155,600,000	1,483,105		5/29/18	14,881	—
Euro	BOFA	Sell	8,723,695	10,825,233		5/31/18	42,567	—
Euro	BZWS	Sell	2,175,778	2,697,203		5/31/18	7,897	—
Euro	GSCO	Sell	900,000	1,115,307		5/31/18	2,888	—
Euro	SCNY	Sell	4,385,600	5,428,102		5/31/18	7,409	—
Indian Rupee	DBAB	Buy	1,151,765,600	14,154,497	EUR	5/31/18	76,349	—
Japanese Yen	BZWS	Sell	726,500,000	6,851,834		5/31/18	—	(4,340)

|6

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	DBAB	Sell	509,728,000	4,798,795	5/31/18	$—	$(11,644)
Euro	BOFA	Sell	1,471,272	1,816,815	6/01/18	—	(1,862)
Japanese Yen	HSBK	Sell	980,688,000	9,191,078	6/01/18	—	(64,612)
Euro	GSCO	Sell	1,784,250	2,191,469	6/04/18	—	(14,651)
Australian Dollar	GSCO	Sell	26,618,090	20,134,722	6/05/18	—	(306,524)
Japanese Yen	JPHQ	Sell	416,700,000	3,917,458	6/05/18	—	(16,487)
Japanese Yen	HSBK	Sell	196,900,000	1,878,817	6/06/18	19,805	—
Euro	BOFA	Sell	1,677,316	2,078,413	6/07/18	3,980	—
Japanese Yen	CITI	Sell	153,700,000	1,383,849	6/08/18	—	(67,506)
Japanese Yen	HSBK	Sell	115,050,000	1,031,677	6/11/18	—	(54,954)
Australian Dollar	JPHQ	Sell	25,286,000	19,821,695	6/12/18	402,635	—
Euro	JPHQ	Sell	3,541,777	4,414,163	6/12/18	31,978	—
Japanese Yen	CITI	Sell	496,800,000	4,424,692	6/12/18	—	(267,853)
Japanese Yen	HSBK	Sell	945,842,800	8,967,035	6/12/18	33,037	—
Australian Dollar	CITI	Sell	16,864,000	13,220,364	6/13/18	269,129	—
Japanese Yen	CITI	Sell	230,997,000	2,059,164	6/13/18	—	(122,887)
Japanese Yen	DBAB	Sell	167,200,000	1,573,751	6/13/18	—	(5,659)
Japanese Yen	HSBK	Sell	505,050,000	4,501,738	6/13/18	—	(269,082)
Japanese Yen	JPHQ	Sell	467,930,000	4,171,484	6/13/18	—	(248,691)
South Korean Won	DBAB	Sell	5,874,000,000	5,500,258	6/14/18	—	(39,135)
Australian Dollar	JPHQ	Sell	7,979,000	6,297,904	6/15/18	170,111	—
Euro	JPHQ	Sell	6,359,037	7,925,109	6/15/18	55,161	—
Japanese Yen	JPHQ	Sell	197,300,000	1,762,394	6/15/18	—	(101,620)
Australian Dollar	JPHQ	Sell	8,540,000	6,716,479	6/18/18	157,730	—
Euro	BOFA	Sell	12,531,000	15,606,985	6/18/18	94,645	—
Japanese Yen	HSBK	Sell	187,120,000	1,743,083	6/18/18	—	(25,142)
Japanese Yen	MSCO	Sell	245,000,000	2,190,199	6/18/18	—	(124,974)
Euro	GSCO	Sell	748,727	929,821	6/19/18	2,881	—
Japanese Yen	BZWS	Sell	132,990,000	1,261,543	6/19/18	4,738	—
Japanese Yen	DBAB	Sell	186,830,000	1,722,634	6/19/18	—	(42,980)
Japanese Yen	JPHQ	Sell	1,012,400,000	9,114,890	6/19/18	—	(452,670)
Euro	GSCO	Sell	3,855,546	4,775,672	6/20/18	2,012	—
Euro	UBSW	Sell	5,829,129	7,235,785	6/20/18	18,576	—
Japanese Yen	CITI	Sell	207,460,000	1,899,295	6/20/18	—	(61,423)
South Korean Won	CITI	Sell	2,579,000,000	2,424,556	6/20/18	—	(8,016)
Japanese Yen	DBAB	Sell	187,160,000	1,706,730	6/22/18	—	(62,391)
Japanese Yen	BZWS	Sell	125,158,380	1,193,576	6/26/18	10,177	—
Japanese Yen	JPHQ	Sell	777,557,000	7,444,869	6/28/18	91,825	—
Euro	BOFA	Sell	8,723,695	10,894,848	6/29/18	85,623	—
Euro	GSCO	Sell	900,000	1,124,010	6/29/18	8,852	—
Japanese Yen	JPHQ	Sell	130,931,000	1,240,206	6/29/18	1,953	—
Japanese Yen	CITI	Sell	94,950,000	860,740	7/12/18	—	(38,083)
Japanese Yen	BZWS	Sell	518,550,000	4,703,060	7/17/18	—	(207,475)
Japanese Yen	HSBK	Sell	372,780,000	3,382,759	7/17/18	—	(147,372)
Japanese Yen	DBAB	Sell	631,276,974	5,874,065	7/30/18	—	(109,656)
Japanese Yen	JPHQ	Sell	95,800,000	890,513	7/30/18	—	(17,553)
Japanese Yen	CITI	Sell	152,232,000	1,407,282	8/09/18	—	(36,746)
Japanese Yen	CITI	Sell	613,483,000	5,672,153	8/13/18	—	(148,872)
Japanese Yen	CITI	Sell	111,910,667	1,002,110	8/14/18	—	(59,830)
Japanese Yen	JPHQ	Sell	100,450,000	944,066	8/15/18	—	(9,192)
Japanese Yen	JPHQ	Sell	1,893,639,000	17,852,056	8/16/18	—	(119,662)
Japanese Yen	DBAB	Sell	303,441,000	2,871,591	8/27/18	—	(10,563)

|7

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Forward Exchange Contracts (continued)

				Contract		Settlement Unrealized			Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date Appreciation Depreciation
OTC Forward Exchange Contracts (continued)
Japanese Yen	HSBK	Sell	115,050,000	1,037,880		9/11/18		$—	$(56,096)
Japanese Yen	GSCO	Sell	195,642,140	1,865,924		9/18/18		4,665	—
Mexican Peso	HSBK	Buy	104,380,700	4,282,285	EUR	10/29/18		192,182	—
Japanese Yen	BZWS	Sell	474,230,000	4,311,495		1/11/19		—	(243,440)
Japanese Yen	GSCO	Sell	69,178,000	628,719		1/11/19		—	(35,729)
Japanese Yen	JPHQ	Sell	557,950,000	5,069,438		1/11/19		—	(289,620)
Japanese Yen	JPHQ	Sell	154,420,000	1,419,301		1/16/19		—	(64,474)
Japanese Yen	SCNY	Sell	219,020,000	2,024,214		1/22/19		—	(81,280)
Japanese Yen	BZWS	Sell	146,100,000	1,351,852		1/24/19		—	(52,866)
Japanese Yen	DBAB	Sell	95,240,000	878,201		1/24/19		—	(37,510)
Japanese Yen	CITI	Sell	178,564,000	1,657,853		1/25/19		—	(59,135)
Japanese Yen	JPHQ	Sell	275,000,000	2,551,044		1/25/19		—	(93,226)
Japanese Yen	HSBK	Sell	817,266,455	7,676,026		1/31/19		—	(186,150)
Japanese Yen	CITI	Sell	111,910,667	1,056,334		2/14/19		—	(21,449)
Total Forward Exchange Contracts							$4,037,342		$(15,447,034)
Net unrealized appreciation (depreciation)									$(11,409,692)

*In U.S. dollars unless otherwise indicated.
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At March 31, 2018, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
									Value/
									Unrealized
									Appreciation
						Payment	Maturity	Notional	(Deprecia-
Description				Frequency Date				Amount	tion)
Centrally Cleared Swap Contracts
Receive Floating 3-month USD LIBOR.						Quarterly
Pay Fixed 1.914%				Semi-Annual 1/22/25				$35,260,000	$1,774,199
Receive Floating 3-month USD LIBOR.						Quarterly
Pay Fixed 1.970%				Semi-Annual 1/23/25				17,628,000	824,381
Receive Floating 3-month USD LIBOR.						Quarterly
Pay Fixed 1.973%				Semi-Annual 1/27/25				10,404,000	485,028
Receive Floating 3-month USD LIBOR.						Quarterly
Pay Fixed 1.942%				Semi-Annual 1/30/25				5,500,000	267,778
Receive Floating 3-month USD LIBOR.						Quarterly
Pay Fixed 1.978%				Semi-Annual 3/27/25				800,000	38,592
Receive Floating 3-month USD LIBOR.						Quarterly
Pay Fixed 1.985%				Semi-Annual 3/27/25				800,000	38,217
Receive Floating 3-month USD LIBOR.						Quarterly
Pay Fixed 2.449%				Semi-Annual 7/02/25				6,340,000	107,386
Receive Floating 3-month USD LIBOR.						Quarterly
Pay Fixed 2.310%				Semi-Annual 7/29/25				16,220,000	437,358
Receive Floating 3-month USD LIBOR.						Quarterly
Pay Fixed 2.752%				Semi-Annual 7/29/45				23,960,000	325,983
Receive Floating 3-month USD LIBOR.						Quarterly
Pay Fixed 2.378%				Semi-Annual 11/18/46				56,100,000	4,790,181

|8

TEMPLETON GLOBAL INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

Interest Rate Swap Contracts (continued)

				Value/
				Unrealized
				Appreciation
	Payment	Maturity	Notional	(Deprecia-
Description	Frequency	Date	Amount	tion)
Centrally Cleared Swap Contracts (continued)
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.794%	Semi-Annual	3/13/47	$10,100,000	$61,759
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.537%	Semi-Annual	4/13/47	12,300,000	635,015
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 2.980%	Semi-Annual	2/20/48	12,196,000	(449,060)
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 3.002%	Semi-Annual	2/22/48	12,196,000	(489,457)
Receive Floating 3-month USD LIBOR.	Quarterly
Pay Fixed 3.019%	Semi-Annual	2/23/48	12,196,000	(532,958)
TotalInterestRateSwapContracts				$8,314,402

See Abbreviations on page 13.

|9

TEMPLETON GLOBAL INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|10

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

The Fund invests in value recovery instruments (VRI) primarily to gain exposure to economic growth. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

|11

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended March 31, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 1.24%	123,219,957	203,140,594	(97,488,009)	228,872,542	$228,872,542	$478,511	$—	$—

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$603,507,968	$—	$603,507,968
Short Term Investments	287,898,187	50,383,943	—	338,282,130
Total Investments in Securities	$287,898,187	$653,891,911	$—	$941,790,098

Other Financial Instruments:
Forward Exchange Contracts	$—	$4,037,342	$—	$4,037,342
Swap Contracts.	—	9,785,877	—	9,785,877
Total Other Financial Instruments	$—	$13,823,219	$—	$13,823,219

|12

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$15,447,034	$—	$15,447,034
Swap Contracts.	—	1,471,475	—	1,471,475
Total Other Financial Instruments	$—	$16,918,509	$—	$16,918,509

[a]For detailed categories, see the accompanying Statement of Investments.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Currency		Selected Portfolio
BOFA	Bank of America Corp.	ARS	Argentine Peso	BADLAR	Argentina Deposit Rates Badlar Private
BZWS	Barclays Bank PLC	AUD	Australian Dollar		Banks ARS
CITI	Citigroup, Inc.	BRL	Brazilian Real	FRN	Floating Rate Note
DBAB	Deutsche Bank AG	COP	Colombian Peso	GDP	Gross Domestic Product
GSCO	The Goldman Sachs Group, Inc.	EUR	Euro	LIBOR	London InterBank Offered Rate
HSBK	HSBC Bank PLC	GHS	Ghanaian Cedi	VRI	Value Recovery Instruments
JPHQ	JP Morgan Chase & Co.	IDR	Indonesian Rupiah
MSCO	Morgan Stanley	INR	Indian Rupee
SCNY	Standard Chartered Bank	JPY	Japanese Yen
UBSW	UBS AG	KRW	South Korean Won
		MXN	Mexican Peso
		PEN	Peruvian Nuevo Sol
		PHP	Philippine Peso
		USD	United States Dollar

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|13

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Matthew T. Hinkle

   Matthew T. Hinkle

Chief Executive Officer –

 Finance and Administration

Date May 24, 2018

By /s/Robert G. Kubilis

   Robert G. Kubilis

   Chief Financial Officer and

    Chief Accounting Officer

Date May 24, 2018